Bank Loans	6 Months Ended
Sep. 30, 2025
Bank Loans [Abstract]
BANK LOANS

Note 12 — BANK LOANS

Long-term and short-term bank loans are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Total bank loans	3,234,199	3,652,326	2,831,261
Less: current portion of bank loans	(400,016)	(655,215)	(507,919)
Long-term bank loans	2,834,183	2,997,111	2,323,342

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest Rate	Repayment method	March 31, 2025	September 30, 2025	September 30, 2025
						S$	S$	US$
Mortgage loan I	S$	3,270,400	July 31, 2030	Fixed at 1.68% for first 2 years. Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,188,377	1,098,208	851,324
Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	670,829	650,835	504,523
Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	565,504	523,950	406,163
Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	595,455	574,486	445,338
Mortgage loan V	S$	1,311,000	March 21, 2040	Fixed at 3.00% for first 2 years Subsequent years 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	131,219	258,857	200,665
Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	66,617	64,271	49,822
Term loan II	S$	200,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	16,198	15,628	12,114
Term loan III	S$	350,000	March 21, 2030	Prevailing 3-month Cost of Funds plus 1.50%	Monthly repayment	—	334,311	259,156
Trust receipts	S$	1,000,000	November 26, 2025	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	—	131,780	102,156
Total bank loans						3,234,199	3,652,326	2,831,261

For the six months ended September 30, 2024 and September 30, 2025, the effective interest rate of the Company’s bank loans ranged from 1.50% to 5.00% and 1.50% to 5.01%, respectively.

Interest expenses arising from the Company’s bank loans for the six months ended September 30, 2024 and September 30, 2025 amounted to S$69,850 and S$67,729 (US$52,503) respectively.

The Company’s bank loan agreements contain certain covenants, which require compliance with certain financial ratios. As of March 31, 2025 and September 30, 2025, the Company were in compliance with all the financial covenants under its existing loan agreements.